TAXES ON INCOME (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Carryforward losses for tax purposes	$ 82
Country Of Israel [Member]
IfrsStatementLineItems [Line Items]
Corporate federal income tax rate	23.00%	23.00%	23.00%